EVENTS AFTER REPORTING PERIOD EVENTS AFTER REPORTING PERIOD	6 Months Ended
Jun. 30, 2020
Disclosure of events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
18. SUBSEQUENT EVENTS
On July 15, 2020, Brookfield Infrastructure, alongside its institutional partners, completed a take private tender offer resulting in the partial acquisition of an additional 6% interest in our Colombian natural gas transmission operation. Total consideration of approximately $45 million was comprised of approximately $25 million funded through equity and the remainder with asset level debt raised on closing. On completion of the acquisition, Brookfield Infrastructure will own 21% of the business.